Commitments and Contingencies - Remaining future minimum payments of all leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 848
2020	505
2021	378
2022	112
2023 and thereafter	0
Total minimum lease payments	$ 1,843